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                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT B
                                DATED MAY 1, 2000


OTHER PROVISIONS - SUPPLEMENTARY BENEFITS

     The section of the prospectus entitled "Supplementary Benefits " is amended to reflect that there is an additional charge 6 cents per $1,000 of Face Amount for the Estate Preservation Rider.



                        SUPPLEMENT DATED OCTOBER 10, 2000





NYSVUL99.SUPP10/2000